Risk management - Summary forborne portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Forborne assets	€ 12,817	€ 13,089
% of total portfolio	1.50%	1.50%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,934	€ 6,063
% of total portfolio	1.90%	1.80%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,883	€ 7,026
% of total portfolio	1.30%	1.40%
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,178	€ 8,047
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,191	3,919
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,987	4,128
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,640	5,042
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,743	2,144
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 2,897	€ 2,898